Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 8,414	£ 3,065	£ 4,357
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%; 2019: 19% )	1,599	582	828
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 22.4% (2020: 25.1%; 2019: 24.2% ))	£ 285	£ 188	£ 227
Tax, percentage [abstract]
Applicable tax rate	19.00%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	3.40%	6.10%	5.20%
Recurring items:
Non-creditable taxes including withholding taxes	£ 134	£ 109	£ 150
Banking surcharge and other items	83	6	57
Non-deductible expenses	80	48	45
Adjustments in respect of prior years	73	179	(120)
Impact of UK bank levy being non-deductible	32	57	43
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	25	15
Tax adjustments in respect of share-based payments	(5)	26	(6)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)	(123)	(82)
Tax relief on payments made under AT1 instruments	(149)	(165)	(157)
Non-taxable gains and income	£ (367)	£ (208)	£ (260)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	1.60%	3.50%	3.40%
Banking surcharge and other items, percentage	1.00%	0.20%	1.30%
Non-deductible expenses, percentage	1.00%	1.60%	1.00%
Adjustments in respect of prior years, percentage	0.90%	5.80%	(2.70%)
Impact of UK bank levy being non-deductible, percentage	0.40%	1.90%	1.00%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.30%	0.80%	0.30%
Tax adjustments in respect of share-based payments, percentage	(0.10%)	0.80%	(0.10%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(1.70%)	(4.00%)	(1.90%)
Tax relief on payments made under AT1 instruments, percentage	(1.80%)	(5.40%)	(3.60%)
Non-taxable gains and income, percentage	(4.40%)	(6.80%)	(6.00%)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	£ (462)	£ (118)	£ 0
Non-deductible provisions for UK customer redress	0	(7)	263
Non-deductible provisions for investigations and litigation	£ 0	£ 5	£ 0
Non-recurring items, percentages [abstract]
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	(5.50%)	(3.80%)	0.00%
Non-deductible provisions for UK customer redress, percentage	0.00%	(0.20%)	6.10%
Non-deductible provisions for investigations and litigation, percentage	0.00%	0.20%	0.00%
Tax charge	£ 1,188	£ 604	£ 1,003
Total tax charge, percentage	14.10%	19.70%	23.00%
Weighted average
Tax, percentage [abstract]
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	22.40%	25.10%	24.20%